                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust

               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)                              (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end:  May 31, 2008

Date of reporting period:  August 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                                        VALUE
----------------                                                                              -------------

                    COMMON STOCKS (99.7%)
                    Data Processing Services (2.5%)
    174,490         Western Union Co.                                                         $   3,285,647
                                                                                              -------------
                    Finance/Rental/Leasing (17.6%)
    291,382         Countrywide Financial Corp. (a)                                               5,783,933
    148,400         Fannie Mae                                                                    9,736,524
    113,200         Freddie Mac                                                                   6,974,252
                                                                                              -------------
                                                                                                 22,494,709
                                                                                              -------------
                    Financial Conglomerates (24.3%)
    186,356         American Express Co.                                                         10,924,189
    253,800         Citigroup, Inc.                                                              11,898,144
    154,264         JPMorgan Chase & Co.                                                          6,867,833
     26,100         UBS AG (Switzerland)                                                          1,363,464
                                                                                              -------------
                                                                                                 31,053,630
                                                                                              -------------
                    Financial Publishing/Services (7.9%)
     39,186         Dun & Bradstreet Corp.                                                        3,822,594
     53,000         Moody's Corp. (a)                                                             2,430,050
     58,800         Morningstar, Inc. (a)                              *                          3,793,776
                                                                                              -------------
                                                                                                 10,046,420
                                                                                              -------------
                    Insurance Brokers/Services (4.1%)
    197,200         Marsh & McLennan Companies, Inc.                                              5,255,380
                                                                                              -------------
                    Investment Banks/Brokers (21.3%)
     62,500         Ameriprise Financial, Inc.                                                    3,813,125
     17,208         Deutsche Boerse AG (Germany) **                                               1,901,281
    150,000         Evercore Partners, Inc. (Class A)                                             3,142,500
     26,416         FCStone Group Inc. (a)                             *                          1,234,684
    118,409         Greenhill & Co., Inc. (a)                                                     6,855,881
      8,695         IntercontinentalExchange Inc. (a)                  *                          1,268,340
     65,014         MF Global Ltd. (a)                                 *                          1,751,477
    129,300         OptionXpress Holdings, Inc. (a)                                               3,041,136
    232,500         TD AmeriTrade Holding Corp. (a)                    *                          4,219,875
                                                                                              -------------
                                                                                                 27,228,299
                                                                                              -------------
                    Investment Managers (9.3%)
    219,300         Calamos Asset Management Inc. (Class A) (a)                                   5,092,146
    134,976         Fortress Investment Group LLC (Class A) (a)                                   2,366,129
    166,271         Janus Capital Group, Inc. (a)                                                 4,421,146
                                                                                              -------------
                                                                                                 11,879,421
                                                                                              -------------
                    Major Banks (3.2%)
     99,717         Bank of New York Mellon Corp.                                                 4,031,558
                                                                                              -------------

                    Multi-Line Insurance (2.2%)
     32,400         Hartford Financial Services Group, Inc. (The)                                 2,880,684
                                                                                              -------------

                    Property - Casualty Insurers (5.5%)
        453         Berkshire Hathaway Inc. (Class B)                  *                          1,762,170
     33,100         Transatlantic Holdings, Inc.                                                  2,344,473
     38,741         XL Capital Ltd. (Class A) (Cayman Islands)                                    2,952,064
                                                                                              -------------
                                                                                                  7,058,707
                                                                                              -------------
                    Savings Banks (1.8%)
    128,200         People's United Financial Inc. (a)                                            2,266,576
                                                                                              -------------

                    TOTAL COMMON STOCKS
                      (Cost $118,895,278)                                                       127,481,031
                                                                                              -------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
----------------
                    SHORT-TERM INVESTMENTS (24.8%)

                    SECURITY PURCHASED FROM SECURITIES LENDING COLLATERAL (24.3%)
    $31,089         The Bank of New York Institutional Cash Reserve Fund
                    (Cost $31,089,331)                                                           31,089,331
                                                                                              -------------

    NUMBER OF
   SHARES (000)
--------------------
                    Investment Company (b) (0.5%)
        709         Morgan Stanley Institutional Liquidity Money Market Portfolio  -
                    Institutional Class (Cost $708,933)                                             708,933
                                                                                              -------------

                    TOTAL SHORT-TERM INVESTMENTS
                    (Cost $31,798,264)                                                           31,798,264
                                                                                              -------------

                    TOTAL INVESTMENTS
                      (Cost $150,693,542) (c)                                        124.5%     159,279,295
                    LIABILITIES IN EXCESS OF OTHER ASSETS                            (24.5)     (31,378,053)
                                                                                    -------   -------------
                    NET ASSETS                                                       100.0%   $ 127,901,242
                                                                                    =======   =============

____________________
      *     Non-income producing security.

      **    Security with total market value equal to $1,901,281 has been valued at its fair value as determined in good faith under procedures established by and under the gerneral supervision of the Fund's
            Trustees.

      (a)   As of August 31, 2007 all or a portion of this security with a total value of $30,554,145 was on loan and secured by collateral of
            $31,089,331 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

      (b)   The Fund invests in Morgan Stanley Institutional Liquidity Money
            Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley
            Institutional Liquidity Money Market Portfolio - Institutional Class
            with respect to assets invested by the Fund in Morgan Stanley
            Institutional Liquidity Money Market Portfolio - Institutional
            Class. Income distributions earned by the Fund totaled $12,143 for the period ended August 31, 2007.

      (c)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,041,902 and the aggregate gross unrealized depreciation is $8,456,149, resulting in net unrealized appreciation of $8,585,753.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Financial
      Services Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 18, 2007
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Financial
      Services Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 18, 2007
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

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